MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
Schedule of investments in marketable securities
	2014			2015
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Government bonds	$ 535	$ -	$ 535	$ -	$ -	$ -